Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Payroll advance		$ 2,000
Prepaid rent	26,000
Prepaid insurance	11,000	2,000
Prepaid professional fees		5,000
Prepaid licenses	6,000
Prepaid fees	3,000
Total	$ 46,000	$ 9,000